11. Junior Subordinated Debentures (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Junior Subordinated Notes [Abstract]
Junior subordinated debentures	$ 12,887,000	$ 12,887,000
Floating rate	5.33%	4.95%
Interest paid on the debentures	$ 694,573	$ 650,361